General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1 - GENERAL

A.	Description of the Company:

IceCure Medical Ltd. ("IceCure Medical Ltd.", the “Company”, "we" or "our") is a medical device company incorporated in Israel.

The Company’s ordinary shares, no par value per share (the “Ordinary Shares”) are listed on the Nasdaq Capital Market.

Since its establishment, the Company and its wholly-owned subsidiaries, IceCure Medical Inc. in the United States (the “US Subsidiary"), IceCure Medical HK Limited in Hong Kong (the “Hong Kong Subsidiary”) and IceCure (Shanghai) MedTech Co., Ltd. in China (the “Chinese Subsidiary, and together with the Company, the US Subsidiary and the Hong Kong Subsidiary, the “Group”), have been engaged in the research, development, and commercialization of minimally invasive medical devices for cryoablation (freezing) of tumors in the human body, using its propriety liquid nitrogen cryoablation technology, as an alternative to surgical intervention to remove tumors. The Company received regulatory approvals for marketing its products in the United States, Europe, and other territories.

The US Subsidiary was established on April 6, 2011 in the State of Delaware and is engaged in the business development, marketing, clinical trial management, and sale of the Company's products in the United States. The Hong Kong Subsidiary was established on September 26, 2018 and commenced its activity in 2021. The Chinese Subsidiary was established on July 14, 2020, and is wholly owned by the Hong Kong Subsidiary. The Chinese Subsidiary in China commenced its operations on January 1, 2021 and is engaged in business development and obtaining regulatory approvals for the Company's products in China.

The Group’s activities are subject to significant risks and uncertainties, including the possibility of failing to secure additional funding to commercialize its technology, obtaining regulatory approvals and other risks. In addition, the Group is subject to risks from, among other things, competition associated with the industry in general, other risks associated with financing, liquidity requirements, rapidly changing customer requirements and limited operating history.

B.	Going Concern:

As of June 30, 2024, the Company has accumulated losses of $96,751. In the six months ended June 30, 2024, the Company generated losses of $6,690 and negative cash flows from operating activities of $5,215.

To date, management expects the Company to continue to generate substantial operating losses and fund its operations primarily through utilization of its current financial resources, sales of its products, and additional raises of capital.

Such conditions raise substantial doubts about the Company’s ability to continue as a going concern. Management’s plan to continue as a going concern includes raising funds from existing shareholders and/or new investors. However, there is no assurance such funding will be available to the Company or that it will be obtained on terms favorable to the Company or will provide the Company with sufficient funds to successfully complete the development of, and to commercialize, its products. These financial statements do not include any adjustments relating to the recoverability and classification of assets, carrying amounts or the amount and classification of liabilities that may be required should the Company be unable to continue as a going concern.